ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2015
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2014	2015
	US$	US$
Accounts receivable	2,887	2,958
Less: allowance for doubtful accounts	(1,250)	(158)

Accounts receivable, net	1,637	2,800

Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2014	2015
	US$	US$
Balance at beginning of the year	1,773	1,250
Reversal of the allowance for doubtful accounts	(517)	(1,078)
Foreign currency adjustment	(6)	(14)

Balance at end of the year	1,250	158